Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares authorized	2,370,000,000
Restricted cash	$ 24,616	$ 6,804
Accounts receivable	6,165	2,309
Inventory	1,132,571	171,359
Prepaid expenses and other current assets	9,808	2,880
Property and equipment, net	5,146	8,231
Total assets	1,353,082	235,873
Accounts payable	6,399	2,149
Accrued and other current liabilities	35,027	11,181
Secured credit facilities and notes payable, net	861,762	50,143
Secured credit facilities and notes payable, net of current portion		4,710
Total liabilities	1,095,513	195,008
Variable Interest Entity
Restricted cash	24,616	6,804
Accounts receivable	4,845	1,638
Inventory	1,132,571	171,212
Prepaid expenses and other current assets	2,871	1,036
Property and equipment, net	0	2,772
Total assets	1,164,903	183,462
Accounts payable	2,810	716
Accrued and other current liabilities	3,537	575
Secured credit facilities and notes payable, net	1,026,196	173,539
Secured credit facilities and notes payable, net of current portion	0	653
Total liabilities	$ 1,032,543	$ 175,483
Series A Convertible Preferred Stock
Temporary equity, shares authorized	0	21,011,000
Temporary equity, shares issued	0	20,907,000
Temporary equity, shares outstanding	0	20,907,000
Temporary equity, liquidation preference	$ 0	$ 15,099
Series A-1 Convertible Preferred Stock
Temporary equity, shares authorized	0	10,905,000
Temporary equity, shares issued	0	10,905,000
Temporary equity, shares outstanding	0	10,905,000
Temporary equity, liquidation preference	$ 0	$ 7,500
Series A-2 Convertible Preferred Stock
Temporary equity, shares authorized	0	8,322,000
Temporary equity, shares issued	0	8,322,000
Temporary equity, shares outstanding	0	8,322,000
Temporary equity, liquidation preference	$ 0	$ 7,500
Series B Convertible Preferred Stock
Temporary equity, shares authorized	0	58,390,000
Temporary equity, shares issued	0	58,390,000
Temporary equity, shares outstanding	0	58,390,000
Temporary equity, liquidation preference	$ 0	$ 50,000
Series C Convertible Preferred Stock
Temporary equity, shares authorized	0	56,716,000
Temporary equity, shares issued	0	39,985,000
Temporary equity, shares outstanding	0	39,985,000
Temporary equity, liquidation preference	$ 0	$ 105,750
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.00001
Common stock, shares authorized	2,000,000,000	256,694,000
Common stock, shares issued	224,154,000	57,865,000
Common stock, shares outstanding	224,154,000	57,865,000
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0
Common stock, shares authorized	20,000,000	0
Common stock, shares issued	14,816,000	0
Common stock, shares outstanding	14,816,236	0